Cover	Oct. 11, 2024
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Oct. 11, 2024
Entity File Number	001-38839
Entity Registrant Name	SHIFT TECHNOLOGIES, INC.
Entity Central Index Key	0001762322
Entity Tax Identification Number	82-5325852
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	7 West 41st Avenue
Entity Address, Address Line Two	#523
Entity Address, City or Town	San Mateo
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94403
City Area Code	(855)
Local Phone Number	575-6739
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Class A common stock, par value $0.0001 per share
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false